Loans Receivable and Allowance for Loan Losses (Summary of Loans, Allowances and Impairment Balances, by Class and Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$ 5,585	$ 7,120
Individually evaluated for impairment	5,585	7,120
Collectively evaluated for impairment	17,525	18,162
Total allowance for loan losses	23,110	25,282
Loans receivable:
Loans evaluated individually	52,599	56,641
Loans evaluated collectively	1,698,273	1,472,156
Total loans receivable	1,750,872	1,528,797
Period used to analyze future loan losses	2 years
Commercial and industrial [Member]
Allowance for loan losses:
Individually evaluated for impairment		2,399
Individually evaluated for impairment	1,559	2,399
Collectively evaluated for impairment	6,619	7,560
Total allowance for loan losses	8,178	9,959
Loans receivable:
Loans evaluated individually	13,055	13,082
Loans evaluated collectively	434,089	363,906
Total loans receivable	447,144	376,988
Commercial tax-exempt [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	72	83
Total allowance for loan losses	72	83
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	81,734	92,202
Total loans receivable	81,734	92,202
Owner occupied real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment		1,451
Individually evaluated for impairment	1,366	1,451
Collectively evaluated for impairment	814	678
Total allowance for loan losses	2,180	2,129
Loans receivable:
Loans evaluated individually	5,822	3,380
Loans evaluated collectively	296,595	264,992
Total loans receivable	302,417	268,372
Commercial construction and land development [Member]
Allowance for loan losses:
Individually evaluated for impairment		2,470
Individually evaluated for impairment	1,660	2,470
Collectively evaluated for impairment	3,899	4,752
Total allowance for loan losses	5,559	7,222
Loans receivable:
Loans evaluated individually	11,669	15,549
Loans evaluated collectively	121,507	84,850
Total loans receivable	133,176	100,399
Commercial real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment		800
Individually evaluated for impairment	0	800
Collectively evaluated for impairment	4,161	3,183
Total allowance for loan losses	4,161	3,983
Loans receivable:
Loans evaluated individually	10,953	17,136
Loans evaluated collectively	462,235	377,268
Total loans receivable	473,188	394,404
Residential [Member]
Allowance for loan losses:
Individually evaluated for impairment		0
Individually evaluated for impairment	524	0
Collectively evaluated for impairment	436	324
Total allowance for loan losses	960	324
Loans receivable:
Loans evaluated individually	7,979	4,163
Loans evaluated collectively	89,787	79,736
Total loans receivable	97,766	83,899
Consumer [Member]
Allowance for loan losses:
Individually evaluated for impairment		0
Individually evaluated for impairment	476	0
Collectively evaluated for impairment	827	793
Total allowance for loan losses	1,303	793
Loans receivable:
Loans evaluated individually	3,121	3,331
Loans evaluated collectively	212,326	209,202
Total loans receivable	215,447	212,533
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	697	789
Total allowance for loan losses	697	789
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	0	0
Total loans receivable	$ 0	$ 0